Share-Based Compensation - Range of Exercise Prices (Detail) - Employee Stock Options [Member] yr in Millions, pure in Millions	Oct. 31, 2018 CAD ($) yr	Oct. 31, 2017 CAD ($)	Oct. 31, 2016 CAD ($)	Oct. 31, 2015 CAD ($)
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding	13.1	14.3	15.4	18.4
Weighted- average exercise price	$ 53.12	$ 48.17	$ 44.18	$ 40.65
Number of shares exercisable	4.7	5.4	5.5
Weighted- average exercise price	$ 40.61	$ 38.00	$ 37.19
$32.99 - $36.64 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding	2.1
Weighted average contractual life remaining | yr	2.4
Weighted- average exercise price	$ 36.06
Number of shares exercisable	2.1
Weighted- average exercise price	$ 36.06
$40.54 - $47.59 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding	2.6
Weighted average contractual life remaining | yr	4.5
Weighted- average exercise price	$ 44.27
Number of shares exercisable	2.6
Weighted- average exercise price	$ 44.27
$52.46 - $53.15 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding	4.6
Weighted average contractual life remaining | yr	6.5
Weighted- average exercise price	$ 52.80
$65.75 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding	1.9
Weighted average contractual life remaining | yr	8.0
Weighted- average exercise price	$ 65.75
$72.64 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding	1.9
Weighted average contractual life remaining | yr	9.0
Weighted- average exercise price	$ 72.64